Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and due from banks	$ 11,534	$ 34,719
Interest-bearing deposits in other banks	28,723	23,350
Cash and Cash Equivalents	40,257	58,069
Securities available for sale, at fair value:
Investment	45,071	10,002
Mortgage-backed	25,124	27,937
Securities held to maturity, at cost:
Investment, fair value of $168,281 and $228,707, respectively	167,784	233,428
Mortgage-backed, fair value of $353,168 and $308,961, respectively	336,230	299,692
Loans receivable	438,923	443,626
Allowance for loan losses	(2,090)	(1,880)
Net Loans	436,833	441,746
Bank owned life insurance	27,577	26,715
Premises and equipment	8,075	8,275
Federal Home Loan Bank of New York stock	5,127	5,974
Interest receivable	3,927	4,551
Real estate owned	139	136
Other assets	5,296	6,108
Total Assets	1,101,440	1,122,633
Deposits:
Non-interest bearing	7,997	8,249
Interest bearing	818,278	829,136
Total Deposits	826,275	837,385
Advances from Federal Home Loan Bank of New York	78,679	95,668
Advance payments by borrowers for taxes and insurance	5,139	5,023
Other liabilities and accrued expenses	4,886	4,591
Total Liabilities	914,979	942,667
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 1,000,000 shares authorized; shares issued or outstanding - none
Common stock ($.01 par value), 75,000,000 shares authorized; 30,530,470 shares issued, 26,138,138 shares outstanding at March 31, 2012; 26,137,248 shares outstanding at March 31, 2011	305	305
Paid-in capital	135,965	135,752
Deferred compensation obligation under Rabbi Trust	273	252
Retained earnings	101,835	96,067
Treasury stock, at cost; 4,392,332 shares at March 31, 2012; 4,393,222 shares at March 31, 2011	(47,363)	(47,372)
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(4,946)	(5,678)
Accumulated other comprehensive income	619	850
Stock held by Rabbi Trust	(227)	(210)
Total Stockholders' Equity	186,461	179,966
Total Liabilities and Stockholders' Equity	$ 1,101,440	$ 1,122,633